Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2025
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following as of December 31, 2023, 2024 and 2025:

	2023		2024		2025
Cost of improvements to concession assets	Ps.	7,791,320	Ps.	6,832,541	Ps.	8,882,633